Receivables from financial services - Schedule of Receivables from Financial Services (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables from financial services
Non-current receivables from financial services	₺ 367,149	₺ 856,960
Current receivables from financial services	7,142,345	8,434,770
Receivables from financial services	₺ 7,509,494	₺ 9,291,730